Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified		Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interests [Member]		Smurfit Stone [Member]
Balance at beginning of year at Sep. 30, 2009					$ 620.3
Balance at beginning of year at Sep. 30, 2009						(108.4)
Balance at beginning year at Sep. 30, 2009	[1]						6.3
Balance at beginning of year at Sep. 30, 2009				264.5
Balance at beginning of year at Sep. 30, 2009			0.4
Balance at beginning of year at Sep. 30, 2009			38,707,695
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under restricted stock plan			182,800
Restricted stock grants forfeited			(15,926)
Issuance of Class A common stock, net of stock received for minimum tax withholdings			103,368
Purchases of Class A common stock			(74,901)
Issuance of Class A common stock, net of stock received for minimum tax withholdings			0	6.2	(6.8)
Income tax benefit from share-based plans				4.3
Compensation expense under share-based plans				16.0
Fair value of share-based awards issued in the Smurfit-Stone Acquisition				0
Purchase of subsidiary shares from noncontrolling interest				0			0	[1]
Purchases of Class A common stock				(0.5)	(3.1)
Net income attributable to Rock-Tenn Company shareholders		225.6			225.6
Cash dividends (per share - $0.80 in FY12, $0.80 in FY11, and $0.60 in FY10)					(23.4)
Other Comprehensive Income (Loss), Net of Tax		11.9				16.2	0.2	[1]
Total Rock-Tenn Company shareholders’ equity		1,011.3
Net (loss) income		(5.1)					2.8	[1]
Distributions	[1]						(3.2)
Total equity		1,017.4
Balance at end of year at Sep. 30, 2010					812.6
Balance at end of year at Sep. 30, 2010						(92.2)
Balance at end of year at Sep. 30, 2010	[1]						6.1
Balance at end of year at Sep. 30, 2010				290.5
Balance at end of year at Sep. 30, 2010			0.4
Balance at end of year at Sep. 30, 2010			38,903,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under restricted stock plan			537,078
Restricted stock grants forfeited			(7,675)
Issuance of Class A common stock, net of stock received for minimum tax withholdings	[2]		31,035,465
Purchases of Class A common stock			0
Issuance of Class A common stock, net of stock received for minimum tax withholdings	[2]		0.3	2,412.4	(8.7)
Income tax benefit from share-based plans				0
Compensation expense under share-based plans				21.4
Fair value of share-based awards issued in the Smurfit-Stone Acquisition				56.4
Purchase of subsidiary shares from noncontrolling interest				(18.0)			(5.3)	[1]
Purchases of Class A common stock				0	0
Net income attributable to Rock-Tenn Company shareholders		141.1			141.1
Cash dividends (per share - $0.80 in FY12, $0.80 in FY11, and $0.60 in FY10)					(37.6)
Other Comprehensive Income (Loss), Net of Tax		(207.5)				(207.0)	0.4	[1]
Total Rock-Tenn Company shareholders’ equity		3,371.6
Net (loss) income		(4.9)					2.0	[1]
Distributions	[1]						(2.5)
Total equity		3,372.3
Stock issued in acquisition									2,378.8
Balance at end of year at Sep. 30, 2011		907.4			907.4
Balance at end of year at Sep. 30, 2011		(299.2)				(299.2)
Balance at end of year at Sep. 30, 2011		0.7					0.7	[1]
Balance at end of year at Sep. 30, 2011				2,762.7
Balance at end of year at Sep. 30, 2011		0.7	0.7
Balance at end of year at Sep. 30, 2011		70,467,904	70,467,904
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under restricted stock plan			87,930
Restricted stock grants forfeited			(1,875)
Issuance of Class A common stock, net of stock received for minimum tax withholdings			330,043
Purchases of Class A common stock			0
Issuance of Class A common stock, net of stock received for minimum tax withholdings			0	10.5	(5.3)
Income tax benefit from share-based plans				8.4
Compensation expense under share-based plans				29.2
Fair value of share-based awards issued in the Smurfit-Stone Acquisition				0
Purchase of subsidiary shares from noncontrolling interest				0			0	[1]
Purchases of Class A common stock				0	0
Net income attributable to Rock-Tenn Company shareholders		249.1			249.1
Cash dividends (per share - $0.80 in FY12, $0.80 in FY11, and $0.60 in FY10)					(56.5)
Other Comprehensive Income (Loss), Net of Tax		(202.2)				(201.3)	0	[1]
Total Rock-Tenn Company shareholders’ equity		3,405.7
Net (loss) income		(3.1)					(0.1)	[1]
Distributions	[1]						(0.1)
Total equity		3,406.2
Shares reserved for future issuance									700,000
Balance at end of year at Sep. 30, 2012		1,094.7			1,094.7
Balance at end of year at Sep. 30, 2012		(500.5)				(500.5)
Balance at end of year at Sep. 30, 2012		0.5					0.5	[1]
Balance at end of year at Sep. 30, 2012				2,810.8
Balance at end of year at Sep. 30, 2012		$ 0.7	$ 0.7
Balance at end of year at Sep. 30, 2012		70,884,002	70,884,002

[1]	Excludes amounts related to contingently redeemable noncontrolling interests which are separately classified outside of permanent equity in the mezzanine section of the Consolidated Balance Sheets.
[2]	Included in the Issuance of Class A common stock is the issuance of approximately 31.0 million shares of Common Stock valued at $2,378.8 million in connection with the Smurfit-Stone Acquisition, including approximately 0.7 million shares reserved but unissued at September 30, 2012 for the resolution of Smurfit-Stone bankruptcy claims.